Document And Entity Information	Jun. 13, 2019
Document Information [Line Items]
EntityRegistrantName	GENERAC HOLDINGS INC.
DocumentType	8-K
DocumentPeriodEndDate	Jun. 13, 2019
EntityIncorporationStateCountryCode	DE
EntityFileNumber	001-34627
EntityTaxIdentificationNumber	20-5654756
EntityAddressAddressLine1	S45 W29290 Hwy 59
EntityAddressCityOrTown	Waukesha
EntityAddressStateOrProvince	WI
EntityAddressPostalZipCode	53189
CityAreaCode	262
LocalPhoneNumber	544-4811
Security12bTitle	Common Stock
TradingSymbol	GNRC
SecurityExchangeName	NYSE
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
AmendmentFlag	false
EntityCentralIndexKey	0001474735
EntityEmergingGrowthCompany	false